Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsOn January 04, 2021, the Company entered into a clinical research agreement with Sheppard Pratt Health System, Inc. in Baltimore, Maryland, or Sheppard Pratt, pursuant to which the Company will, upon receipt of a mutually agreed budget, fund Sheppard Pratt to construct a Center of Excellence, through which certain investigator-initiated studies may be conducted.